UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D. C. 20549

FORM N-CSRS

Investment Company Act file number:  811-05482

DWS High Income Trust
 (Exact Name of Registrant as Specified in Charter)

345 Park Avenue
New York, NY 10154-0004
 (Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (212) 250-3220

Paul Schubert
60 Wall Street
New York, NY 10005
 (Name and Address of Agent for Service)

Date of fiscal year end:	11/30

Date of reporting period:	5/31/2013

ITEM 1.	REPORT TO STOCKHOLDERS

MAY 31, 2013 Semiannual Report to Shareholders

DWS High Income Trust Ticker Symbol: KHI

Contents
3 Performance Summary
5 Portfolio Management
5 Portfolio Summary
7 Investment Portfolio
32 Statement of Assets and Liabilities
34 Statement of Operations
35 Statement of Cash Flows
36 Statement of Changes in Net Assets
37 Financial Highlights
39 Notes to Financial Statements
50 Dividend Reinvestment Plan
52 Additional Information
54 Privacy Statement

The fund seeks, through a professionally managed, diversified portfolio of income-producing securities, the highest current income obtainable consistent with reasonable risk as determined by the Advisor. As a secondary objective, the fund seeks capital gains where consistent with its primary objective.

Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund's shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.

Bond investments are subject to interest-rate and credit risks. When interest rates rise, bond prices generally fall. Credit risk refers to the ability of an issuer to make timely payments of principal and interest. Investments in lower-quality ("junk bonds") and non-rated securities present greater risk of loss than investments in higher-quality securities. Investing in derivatives entails special risks relating to liquidity, leverage and credit that may reduce returns and/or increase volatility. Leverage results in additional risks and can magnify the effect of any gains or losses. Investing in foreign securities, particularly those of emerging markets, presents certain risks, such as currency fluctuations, political and economic changes, and market risks.

DWS Investments is part of the Deutsche Asset & Wealth Management division of Deutsche Bank AG.

NOT FDIC/NCUA INSURED NO BANK GUARANTEE MAY LOSE VALUE NOT A DEPOSIT NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY

Performance Summary May 31, 2013 (Unaudited)

Performance is historical, assumes reinvestment of all dividend and capital gain distributions, and does not guarantee future results. Investment return and principal value fluctuate with changing market conditions so that, when sold, shares may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Please visit www.dws-investments.com for the Fund's most recent month-end performance.

Fund specific data and performance are provided for information purposes only and are not intended for trading purposes.

Average Annual Total Returns as of 5/31/13
DWS High Income Trust	6-Month‡	1-Year	5-Year	10-Year
Based on Net Asset Value(a)	5.57%	15.92%	10.72%	9.96%
Based on Market Price(a)	3.28%	8.79%	11.30%	7.55%
Credit Suisse High Yield Index(b)	5.78%	14.18%	10.15%	9.26%
Morningstar Closed-End High Yield Bond Funds Category (based on Net Asset Value)(c)	7.73%	19.17%	8.54%	9.83%

‡ Total returns shown for periods less than one year are not annualized.

(a) Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period. Expenses of the Fund include management fee, interest expense and other Fund expenses. Total returns shown take into account these fees and expenses. The annualized expense ratio of the Fund for the six months ended May 31, 2013 was 1.73% (1.07% excluding interest expense).

(b) Credit Suisse High Yield Index is an unmanaged, unleveraged, trader-priced portfolio constructed to mirror the global high-yield debt market. Index returns do not reflect any fees or expenses and it is not possible to invest directly into an index.

(c) Morningstar's Closed-End High Yield Bond Funds category represents high-yield bond portfolios that concentrate on lower-quality bonds, which are riskier than those of higher-quality companies. These portfolios generally offer higher yields than other types of portfolios, but they are also more vulnerable to economic and credit risk. These portfolios primarily invest in U.S. high-income debt securities where at least 65% or more of bond assets are not rated or are rated by a major agency such as Standard & Poor's or Moody's at the level of BB (considered speculative for taxable bonds) and below. Morningstar figures represent the average of the total returns based on net asset value reported by all of the closed-end funds designated by Morningstar, Inc. as falling into the Closed-End High Yield Bond Funds category. Category returns assume reinvestment of all distributions. It is not possible to invest directly in a Morningstar category.

Net Asset Value and Market Price
	As of 5/31/13	As of 11/30/12
Net Asset Value	$10.14	$9.97
Market Price	$10.05	$10.10

Prices and net asset value fluctuate and are not guaranteed.
Distribution Information
Six Months as of 5/31/13: Income Dividends	$.38
May Income Dividend	$.0635
Current Annualized Distribution Rate (Based on Net Asset Value) as of 5/31/13†	7.51%
Current Annualized Distribution Rate (Based on Market Price) as of 5/31/13†	7.58%

† Current annualized distribution rate is the latest monthly dividend shown as an annualized percentage of net asset value/market price on May 31, 2013. Distribution rate simply measures the level of dividends and is not a complete measure of performance. Distribution rates are historical, not guaranteed and will fluctuate.

Portfolio Management

Gary Russell, CFA, Managing Director

Portfolio Manager of the fund. Joined the fund in 2006.

• Joined Deutsche Asset & Wealth Management in 1996. Served as the head of the High Yield group in Europe and as an Emerging Markets portfolio manager.

• Prior to that, four years at Citicorp as a research analyst and structurer of collateralized mortgage obligations. Prior to Citicorp, served as an officer in the US Army from 1988 to 1991.

• Head of US High Yield Bonds: New York.

• BS, United States Military Academy (West Point); MBA, New York University, Stern School of Business.

Portfolio Summary (Unaudited)

Investment Portfolio as of May 31, 2013 (Unaudited)
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 115.2%
Consumer Discretionary 22.0%
AMC Entertainment, Inc., 8.75%, 6/1/2019		705,000	773,737
AMC Networks, Inc., 7.75%, 7/15/2021		90,000	101,925
APX Group, Inc., 144A, 6.375%, 12/1/2019		220,000	219,450
Asbury Automotive Group, Inc.:
7.625%, 3/15/2017		475,000	488,661
8.375%, 11/15/2020		235,000	263,200
Avis Budget Car Rental LLC:
144A, 5.5%, 4/1/2023		215,000	217,150
8.25%, 1/15/2019		270,000	293,962
BC Mountain LLC, 144A, 7.0%, 2/1/2021		210,000	222,600
Block Communications, Inc., 144A, 7.25%, 2/1/2020		445,000	482,825
Boyd Gaming Corp., 9.0%, 7/1/2020		165,000	177,788
Bresnan Broadband Holdings LLC, 144A, 8.0%, 12/15/2018		530,000	573,725
Cablevision Systems Corp., 8.0%, 4/15/2020		70,000	79,275
Caesar's Entertainment Operating Co., Inc.:
8.5%, 2/15/2020		435,000	414,337
11.25%, 6/1/2017		1,000,000	1,045,000
Carlson Wagonlit BV, 144A, 6.875%, 6/15/2019		245,000	257,863
CCO Holdings LLC:
5.25%, 9/30/2022		1,525,000	1,525,000
5.75%, 1/15/2024		280,000	282,800
6.5%, 4/30/2021		175,000	188,125
6.625%, 1/31/2022		510,000	548,250
7.0%, 1/15/2019		125,000	133,594
7.375%, 6/1/2020		65,000	72,556
8.125%, 4/30/2020		75,000	83,813
CDR DB Sub, Inc., 144A, 7.75%, 10/15/2020		125,000	130,313
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021		285,000	279,656
144A, 6.375%, 9/15/2020		1,205,000	1,259,225
144A, 8.625%, 11/15/2017		1,217,000	1,298,539
Chester Downs & Marina LLC, 144A, 9.25%, 2/1/2020		85,000	82,450
Clear Channel Communications, Inc., 144A, 11.25%, 3/1/2021		150,000	162,375
Clear Channel Worldwide Holdings, Inc.:
Series A, 144A, 6.5%, 11/15/2022		270,000	283,500
Series B, 144A, 6.5%, 11/15/2022		390,000	411,450
Series A, 7.625%, 3/15/2020		65,000	68,738
Series B, 7.625%, 3/15/2020		655,000	695,937
Cogeco Cable, Inc., 144A, 4.875%, 5/1/2020		25,000	24,938
Crown Media Holdings, Inc., 10.5%, 7/15/2019		155,000	176,700
Cumulus Media Holdings, Inc., 7.75%, 5/1/2019		200,000	205,000
Delphi Corp., 5.0%, 2/15/2023		305,000	323,681
DISH DBS Corp.:
4.625%, 7/15/2017		190,000	190,000
144A, 5.0%, 5/15/2017		310,000	310,000
6.75%, 6/1/2021		80,000	84,600
7.125%, 2/1/2016		550,000	602,250
Fontainebleau Las Vegas Holdings LLC, 144A, 11.0%, 6/15/2015*		455,000	0
Griffey Intermediate, Inc., 144A, 7.0%, 10/15/2020		220,000	222,750
Harron Communications LP, 144A, 9.125%, 4/1/2020		465,000	517,312
Hertz Corp.:
144A, 4.25%, 4/1/2018		2,605,000	2,676,637
6.75%, 4/15/2019		340,000	369,325
7.5%, 10/15/2018		930,000	1,011,375
Jo-Ann Stores Holdings, Inc., 144A, 9.75%, 10/15/2019 (PIK)		410,000	436,137
L Brands, Inc., 7.0%, 5/1/2020		185,000	215,756
Libbey Glass, Inc., 6.875%, 5/15/2020		130,000	140,725
Lions Gate Entertainment, Inc., 144A, 10.25%, 11/1/2016		285,000	307,444
LKQ Corp., 144A, 4.75%, 5/15/2023		340,000	339,150
MDC Partners, Inc., 144A, 6.75%, 4/1/2020		165,000	168,713
Mediacom Broadband LLC, 6.375%, 4/1/2023		465,000	483,600
Mediacom LLC:
7.25%, 2/15/2022		125,000	135,938
9.125%, 8/15/2019		295,000	325,975
MGM Resorts International:
6.625%, 12/15/2021		635,000	688,181
144A, 6.75%, 10/1/2020		95,000	103,550
7.5%, 6/1/2016		105,000	117,994
7.625%, 1/15/2017		290,000	330,962
8.625%, 2/1/2019		975,000	1,152,937
10.0%, 11/1/2016		120,000	145,050
National CineMedia LLC:
6.0%, 4/15/2022		245,000	262,762
7.875%, 7/15/2021		260,000	291,200
Norcraft Companies LP, 10.5%, 12/15/2015		1,030,000	1,076,350
Palace Entertainment Holdings LLC, 144A, 8.875%, 4/15/2017		215,000	229,513
Petco Animal Supplies, Inc., 144A, 9.25%, 12/1/2018		165,000	179,850
Petco Holdings, Inc., 144A, 8.5%, 10/15/2017 (PIK)		60,000	61,425
Quebecor Media, Inc., 5.75%, 1/15/2023		220,000	225,500
Regal Entertainment Group:
5.75%, 2/1/2025		50,000	49,875
9.125%, 8/15/2018		185,000	210,900
Rent-A-Center, Inc., 144A, 4.75%, 5/1/2021		170,000	166,600
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021		140,000	139,125
Seminole Indian Tribe of Florida:
144A, 7.75%, 10/1/2017		225,000	240,188
144A, 7.804%, 10/1/2020		375,000	406,875
Sirius XM Radio, Inc., 144A, 8.75%, 4/1/2015		920,000	1,023,500
SIWF Merger Sub, Inc., 144A, 6.25%, 6/1/2021 (b)		340,000	338,300
Starz LLC, 5.0%, 9/15/2019		175,000	177,625
Taylor Morrison Communities, Inc., 144A, 5.25%, 4/15/2021		270,000	273,375
Toys "R" Us-Delaware, Inc., 144A, 7.375%, 9/1/2016		205,000	211,406
UCI International, Inc., 8.625%, 2/15/2019		125,000	129,375
Unitymedia Hessen GmbH & Co., KG:
144A, 5.5%, 1/15/2023		1,020,000	1,040,400
144A, 7.5%, 3/15/2019		515,000	558,775
Unitymedia KabelBW GmbH, 144A, 9.625%, 12/1/2019	EUR	530,000	767,260
Univision Communications, Inc.:
144A, 6.875%, 5/15/2019		1,560,000	1,657,500
144A, 7.875%, 11/1/2020		140,000	153,300
144A, 8.5%, 5/15/2021		75,000	81,188
UPC Holding BV, 144A, 8.375%, 8/15/2020	EUR	530,000	758,512
Viking Cruises Ltd., 144A, 8.5%, 10/15/2022		220,000	247,500
Visant Corp., 10.0%, 10/1/2017		235,000	225,013
Visteon Corp., 6.75%, 4/15/2019		184,000	196,420
Yonkers Racing Corp., 144A, 11.375%, 7/15/2016		180,000	191,250
			36,495,361
Consumer Staples 3.1%
Alliance One International, Inc., 10.0%, 7/15/2016		155,000	162,944
B&G Foods, Inc., 4.625%, 6/1/2021 (b)		285,000	284,287
Chiquita Brands International, Inc., 144A, 7.875%, 2/1/2021		95,000	102,125
Constellation Brands, Inc.:
3.75%, 5/1/2021		285,000	277,875
6.0%, 5/1/2022		110,000	123,475
7.25%, 9/1/2016		930,000	1,071,825
Del Monte Corp., 7.625%, 2/15/2019		435,000	450,769
FAGE Dairy Industry SA, 144A, 9.875%, 2/1/2020		395,000	436,475
JBS U.S.A. LLC, 144A, 8.25%, 2/1/2020		180,000	197,550
NBTY, Inc., 9.0%, 10/1/2018		140,000	154,000
Pilgrim's Pride Corp., 7.875%, 12/15/2018		160,000	174,000
Smithfield Foods, Inc.:
6.625%, 8/15/2022		450,000	511,875
7.75%, 7/1/2017		385,000	447,562
Sun Products Corp., 144A, 7.75%, 3/15/2021		385,000	388,850
Tops Holding Corp., 144A, 8.875%, 12/15/2017		105,000	115,500
U.S. Foods, Inc., 8.5%, 6/30/2019		215,000	230,319
			5,129,431
Energy 15.9%
Access Midstream Partners LP:
4.875%, 5/15/2023		265,000	261,688
6.125%, 7/15/2022		380,000	406,600
Arch Coal, Inc.:
7.0%, 6/15/2019		120,000	108,000
7.25%, 10/1/2020		115,000	102,925
Berry Petroleum Co.:
6.375%, 9/15/2022		220,000	228,250
6.75%, 11/1/2020		335,000	360,963
BreitBurn Energy Partners LP:
7.875%, 4/15/2022		215,000	233,275
8.625%, 10/15/2020		115,000	126,500
Chaparral Energy, Inc., 7.625%, 11/15/2022		195,000	210,600
Chesapeake Energy Corp.:
3.25%, 3/15/2016		535,000	530,987
7.25%, 12/15/2018		1,490,000	1,717,225
9.5%, 2/15/2015		495,000	551,925
Chesapeake Oilfield Operating LLC, 144A, 6.625%, 11/15/2019		235,000	246,750
CITGO Petroleum Corp., 144A, 11.5%, 7/1/2017		295,000	333,350
Cloud Peak Energy Resources LLC, 8.5%, 12/15/2019		70,000	77,000
Continental Resources, Inc.:
144A, 4.5%, 4/15/2023		65,000	65,650
5.0%, 9/15/2022		190,000	196,650
7.125%, 4/1/2021		175,000	196,438
7.375%, 10/1/2020		200,000	225,500
Crosstex Energy LP:
7.125%, 6/1/2022		115,000	123,050
8.875%, 2/15/2018		345,000	370,875
Denbury Resources, Inc., 4.625%, 7/15/2023		515,000	498,262
Dresser-Rand Group, Inc., 6.5%, 5/1/2021		425,000	460,063
Eagle Rock Energy Partners LP, 8.375%, 6/1/2019		65,000	68,088
El Paso LLC, 7.25%, 6/1/2018		455,000	528,281
EP Energy LLC:
6.875%, 5/1/2019		395,000	426,600
7.75%, 9/1/2022		95,000	105,925
9.375%, 5/1/2020		90,000	102,038
EPE Holdings LLC, 144A, 8.125%, 12/15/2017 (PIK)		470,000	501,725
EV Energy Partners LP, 8.0%, 4/15/2019		985,000	1,012,087
Global Geophysical Services, Inc., 10.5%, 5/1/2017		265,000	237,175
Halcon Resources Corp.:
8.875%, 5/15/2021		425,000	432,438
9.75%, 7/15/2020		175,000	181,781
Holly Energy Partners LP, 6.5%, 3/1/2020		125,000	132,813
HollyFrontier Corp., 9.875%, 6/15/2017		530,000	557,136
Kodiak Oil & Gas Corp., 144A, 5.5%, 1/15/2021		260,000	269,750
Linn Energy LLC:
144A, 6.25%, 11/1/2019		635,000	639,762
6.5%, 5/15/2019		1,390,000	1,414,325
MEG Energy Corp.:
144A, 6.375%, 1/30/2023		900,000	922,500
144A, 6.5%, 3/15/2021		240,000	248,400
Memorial Production Partners LP, 144A, 7.625%, 5/1/2021		380,000	381,900
Midstates Petroleum Co., Inc.:
144A, 9.25%, 6/1/2021		565,000	562,175
144A, 10.75%, 10/1/2020		125,000	133,750
Murray Energy Corp., 144A, 8.625%, 6/15/2021		55,000	56,650
Newfield Exploration Co., 5.75%, 1/30/2022		225,000	240,750
Northern Oil & Gas, Inc., 8.0%, 6/1/2020		665,000	691,600
Oasis Petroleum, Inc.:
6.5%, 11/1/2021		180,000	194,400
6.875%, 1/15/2023		135,000	147,150
7.25%, 2/1/2019		415,000	447,163
Offshore Group Investment Ltd.:
144A, 7.125%, 4/1/2023		430,000	443,975
7.5%, 11/1/2019		310,000	334,800
Pacific Drilling SA, 144A, 5.375%, 6/1/2020 (b)		285,000	282,150
Plains Exploration & Production Co.:
6.125%, 6/15/2019		265,000	290,838
6.75%, 2/1/2022		605,000	676,087
6.875%, 2/15/2023		550,000	622,187
Range Resources Corp., 144A, 5.0%, 3/15/2023		110,000	111,100
Regency Energy Partners LP, 144A, 4.5%, 11/1/2023		115,000	113,850
Sabine Pass Liquefaction LLC:
144A, 5.625%, 2/1/2021		740,000	742,775
144A, 5.625%, 4/15/2023		165,000	165,000
SandRidge Energy, Inc., 7.5%, 3/15/2021		545,000	561,350
SESI LLC:
6.375%, 5/1/2019		245,000	264,600
7.125%, 12/15/2021		795,000	892,387
Swift Energy Co., 7.875%, 3/1/2022		300,000	313,500
Talos Production LLC, 144A, 9.75%, 2/15/2018		410,000	410,000
Tesoro Corp.:
4.25%, 10/1/2017		235,000	244,400
5.375%, 10/1/2022		165,000	173,250
Venoco, Inc., 8.875%, 2/15/2019		305,000	305,000
WPX Energy, Inc., 5.25%, 1/15/2017		1,015,000	1,078,437
			26,294,574
Financials 19.7%
Abengoa Finance SAU, 144A, 8.875%, 11/1/2017		145,000	139,200
AerCap Aviation Solutions BV, 6.375%, 5/30/2017		790,000	855,175
Ally Financial, Inc.:
5.5%, 2/15/2017		1,540,000	1,647,800
6.25%, 12/1/2017		550,000	605,301
8.0%, 3/15/2020		705,000	838,950
Alphabet Holding Co., Inc., 144A, 7.75%, 11/1/2017 (PIK)		110,000	113,575
Altice Financing SA, 144A, 7.875%, 12/15/2019		245,000	271,031
AmeriGas Finance LLC:
6.75%, 5/20/2020		125,000	136,250
7.0%, 5/20/2022		125,000	135,625
Antero Resources Finance Corp.:
7.25%, 8/1/2019		305,000	329,400
9.375%, 12/1/2017		195,000	209,138
Ashtead Capital, Inc., 144A, 6.5%, 7/15/2022		350,000	378,000
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021		350,000	362,688
AWAS Aviation Capital Ltd., 144A, 7.0%, 10/17/2016		463,600	485,621
Banco Bradesco SA, 144A, 5.75%, 3/1/2022		920,000	965,540
BOE Merger Corp., 144A, 9.5%, 11/1/2017 (PIK)		220,000	229,350
Caesar's Operating Escrow LLC, 144A, 9.0%, 2/15/2020		265,000	255,063
Case New Holland, Inc., 7.875%, 12/1/2017		645,000	757,875
CIT Group, Inc.:
4.25%, 8/15/2017		560,000	576,800
5.0%, 5/15/2017		230,000	244,950
5.25%, 3/15/2018		645,000	693,375
CNH Capital LLC, 144A, 3.625%, 4/15/2018		435,000	438,262
DuPont Fabros Technology LP, (REIT), 8.5%, 12/15/2017		420,000	449,400
E*TRADE Financial Corp.:
6.0%, 11/15/2017		1,490,000	1,553,325
6.375%, 11/15/2019		759,000	796,950
6.75%, 6/1/2016		385,000	411,950
Fibria Overseas Finance Ltd., 144A, 6.75%, 3/3/2021		150,000	164,250
Ford Motor Credit Co., LLC:
5.0%, 5/15/2018		435,000	479,191
5.875%, 8/2/2021		325,000	370,196
6.625%, 8/15/2017		360,000	418,674
8.125%, 1/15/2020		225,000	283,506
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019		250,000	274,375
144A, 5.875%, 1/31/2022		220,000	246,400
Fresenius Medical Care U.S. Finance, Inc.:
144A, 5.75%, 2/15/2021		190,000	211,375
144A, 6.5%, 9/15/2018		125,000	142,500
General Motors Financial Co., Inc., 144A, 3.25%, 5/15/2018		115,000	113,994
Hellas Telecommunications Finance SCA, 144A, 8.21%**, 7/15/2015 (PIK)*	EUR	294,810	0
Hexion U.S. Finance Corp.:
6.625%, 4/15/2020		110,000	114,400
8.875%, 2/1/2018		385,000	401,844
International Lease Finance Corp.:
2.224%, 6/15/2016		755,000	758,775
3.875%, 4/15/2018		805,000	806,006
4.625%, 4/15/2021		385,000	382,112
5.75%, 5/15/2016		1,215,000	1,302,273
6.25%, 5/15/2019		345,000	376,912
8.625%, 9/15/2015		245,000	275,931
8.625%, 1/15/2022		350,000	436,625
8.75%, 3/15/2017		685,000	810,869
Kinder Morgan Finance Co., LLC, 144A, 6.0%, 1/15/2018		450,000	496,777
Level 3 Financing, Inc.:
7.0%, 6/1/2020		415,000	432,637
8.125%, 7/1/2019		215,000	232,738
8.625%, 7/15/2020		180,000	198,000
MPT Operating Partnership LP:
(REIT), 6.375%, 2/15/2022		210,000	229,950
(REIT), 6.875%, 5/1/2021		305,000	337,025
National Money Mart Co., 10.375%, 12/15/2016		385,000	412,431
Neuberger Berman Group LLC:
144A, 5.625%, 3/15/2020		190,000	201,400
144A, 5.875%, 3/15/2022		310,000	330,150
Nielsen Finance LLC, 144A, 4.5%, 10/1/2020		55,000	55,138
NII Capital Corp., 7.625%, 4/1/2021		170,000	141,525
Reynolds Group Issuer, Inc.:
5.75%, 10/15/2020		435,000	441,525
6.875%, 2/15/2021		580,000	619,150
7.125%, 4/15/2019		1,545,000	1,645,425
8.25%, 2/15/2021		120,000	122,400
9.875%, 8/15/2019		100,000	109,000
Schaeffler Finance BV:
144A, 4.75%, 5/15/2021		300,000	294,750
144A, 7.75%, 2/15/2017		475,000	534,375
Serta Simmons Holdings LLC, 144A, 8.125%, 10/1/2020		125,000	132,188
Sky Growth Acquisition Corp., 144A, 7.375%, 10/15/2020		190,000	201,875
Tronox Finance LLC, 144A, 6.375%, 8/15/2020		275,000	270,188
UPCB Finance III Ltd., 144A, 6.625%, 7/1/2020		1,575,000	1,677,375
UPCB Finance V Ltd., 144A, 7.25%, 11/15/2021		235,000	259,088
UPCB Finance VI Ltd., 144A, 6.875%, 1/15/2022		300,000	324,000
Wind Acquisition Finance SA:
144A, 6.5%, 4/30/2020		225,000	231,188
144A, 7.25%, 2/15/2018		280,000	291,900
WMG Acquisition Corp., 144A, 6.0%, 1/15/2021		99,000	104,445
			32,577,445
Health Care 10.8%
Aviv Healthcare Properties LP, 7.75%, 2/15/2019		565,000	617,262
Bausch & Lomb, Inc., 9.875%, 11/1/2015		380,000	393,300
Biomet, Inc.:
144A, 6.5%, 8/1/2020		380,000	399,950
144A, 6.5%, 10/1/2020		110,000	111,375
Community Health Systems, Inc.:
5.125%, 8/15/2018		3,440,000	3,586,200
7.125%, 7/15/2020		1,830,000	2,008,425
HCA Holdings, Inc., 7.75%, 5/15/2021		605,000	668,525
HCA, Inc.:
5.875%, 3/15/2022		315,000	345,712
6.5%, 2/15/2020		3,645,000	4,109,737
7.5%, 2/15/2022		915,000	1,065,975
7.875%, 2/15/2020		855,000	931,950
8.5%, 4/15/2019		335,000	365,150
Hologic, Inc., 6.25%, 8/1/2020		230,000	245,813
IMS Health, Inc., 144A, 6.0%, 11/1/2020		275,000	290,813
Physio-Control International, Inc., 144A, 9.875%, 1/15/2019		180,000	203,400
STHI Holding Corp., 144A, 8.0%, 3/15/2018		180,000	196,200
Tenet Healthcare Corp.:
144A, 4.375%, 10/1/2021		460,000	446,200
144A, 4.5%, 4/1/2021		50,000	49,125
6.25%, 11/1/2018		1,200,000	1,329,000
Warner Chilcott Co., LLC, 7.75%, 9/15/2018		430,000	474,344
			17,838,456
Industrials 9.0%
Accuride Corp., 9.5%, 8/1/2018		175,000	182,438
Aguila 3 SA, 144A, 7.875%, 1/31/2018		520,000	559,650
Air Lease Corp.:
4.75%, 3/1/2020		310,000	314,650
6.125%, 4/1/2017		530,000	571,075
BE Aerospace, Inc., 6.875%, 10/1/2020		190,000	208,525
Belden, Inc., 144A, 5.5%, 9/1/2022		380,000	390,450
Bombardier, Inc.:
144A, 5.75%, 3/15/2022		505,000	525,200
144A, 7.75%, 3/15/2020		1,365,000	1,597,050
Casella Waste Systems, Inc., 7.75%, 2/15/2019		645,000	619,200
Clean Harbors, Inc., 5.125%, 6/1/2021		265,000	272,950
DigitalGlobe, Inc., 144A, 5.25%, 2/1/2021		155,000	156,163
Ducommun, Inc., 9.75%, 7/15/2018		180,000	199,800
DynCorp International, Inc., 10.375%, 7/1/2017		505,000	517,625
Florida East Coast Railway Corp., 8.125%, 2/1/2017		115,000	122,475
FTI Consulting, Inc.:
144A, 6.0%, 11/15/2022		220,000	232,650
6.75%, 10/1/2020		850,000	909,500
Garda World Security Corp., 144A, 9.75%, 3/15/2017		195,000	209,137
GenCorp, Inc., 144A, 7.125%, 3/15/2021		770,000	823,900
Huntington Ingalls Industries, Inc.:
6.875%, 3/15/2018		305,000	332,450
7.125%, 3/15/2021		60,000	65,850
Interline Brands, Inc., 7.5%, 11/15/2018		300,000	321,000
Iron Mountain, Inc., 5.75%, 8/15/2024		265,000	268,312
Kenan Advantage Group, Inc., 144A, 8.375%, 12/15/2018		415,000	444,050
Meritor, Inc.:
6.75%, 6/15/2021		225,000	222,187
10.625%, 3/15/2018		185,000	202,806
Navios Maritime Holdings, Inc.:
8.125%, 2/15/2019		220,000	213,950
8.875%, 11/1/2017		130,000	136,825
Navios South American Logistics, Inc.:
9.25%, 4/15/2019		155,000	168,563
144A, 9.25%, 4/15/2019		30,000	32,625
Nortek, Inc., 8.5%, 4/15/2021		235,000	257,325
Ply Gem Industries, Inc., 9.375%, 4/15/2017		54,000	58,860
Rexel SA, 144A, 5.25%, 6/15/2020		290,000	295,800
Spirit AeroSystems, Inc.:
6.75%, 12/15/2020		205,000	219,350
7.5%, 10/1/2017		210,000	220,500
Titan International, Inc.:
7.875%, 10/1/2017		535,000	572,450
144A, 7.875%, 10/1/2017		145,000	155,150
TransDigm, Inc., 7.75%, 12/15/2018		380,000	414,675
U.S. Airways Group, Inc., 6.125%, 6/1/2018		285,000	277,519
United Rentals North America, Inc.:
5.75%, 7/15/2018		425,000	453,687
6.125%, 6/15/2023		30,000	31,425
7.375%, 5/15/2020		350,000	384,125
7.625%, 4/15/2022		350,000	387,625
Watco Companies LLC, 144A, 6.375%, 4/1/2023		165,000	173,663
Welltec A/S, 144A, 8.0%, 2/1/2019		200,000	216,000
			14,939,210
Information Technology 4.6%
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017		270,000	282,825
CDW LLC, 8.5%, 4/1/2019		470,000	519,937
CyrusOne LP, 144A, 6.375%, 11/15/2022		110,000	117,425
eAccess Ltd., 144A, 8.25%, 4/1/2018		180,000	199,350
EarthLink, Inc., 144A, 7.375%, 6/1/2020		285,000	280,725
Equinix, Inc.:
4.875%, 4/1/2020		290,000	295,075
5.375%, 4/1/2023		765,000	789,862
7.0%, 7/15/2021		250,000	278,125
First Data Corp.:
144A, 6.75%, 11/1/2020		765,000	799,425
144A, 7.375%, 6/15/2019		280,000	295,400
144A, 8.875%, 8/15/2020		500,000	552,500
144A, 10.625%, 6/15/2021		215,000	216,075
144A, 11.25%, 1/15/2021		140,000	143,150
Freescale Semiconductor, Inc., 144A, 9.25%, 4/15/2018		710,000	772,125
Hughes Satellite Systems Corp.:
6.5%, 6/15/2019		540,000	589,950
7.625%, 6/15/2021		245,000	273,788
IAC/InterActiveCorp., 144A, 4.75%, 12/15/2022		210,000	206,325
Jabil Circuit, Inc., 5.625%, 12/15/2020		315,000	339,413
NXP BV, 144A, 3.75%, 6/1/2018		420,000	413,700
VeriSign, Inc., 144A, 4.625%, 5/1/2023		220,000	221,100
			7,586,275
Materials 8.1%
APERAM, 144A, 7.375%, 4/1/2016		230,000	231,725
Ashland, Inc., 144A, 3.875%, 4/15/2018		165,000	169,538
Axiall Corp., 144A, 4.875%, 5/15/2023		65,000	65,325
Berry Plastics Corp.:
9.5%, 5/15/2018		190,000	208,050
9.75%, 1/15/2021		230,000	265,650
Bluescope Steel Ltd., 144A, 7.125%, 5/1/2018		165,000	171,188
BOE Intermediate Holding Corp., 144A, 9.0%, 11/1/2017 (PIK)		340,000	334,900
Clearwater Paper Corp., 7.125%, 11/1/2018		395,000	427,587
Compass Minerals International, Inc., 8.0%, 6/1/2019		380,000	412,300
Crown Americas LLC, 6.25%, 2/1/2021		55,000	60,088
Eagle Spinco, Inc., 144A, 4.625%, 2/15/2021		130,000	130,975
Essar Steel Algoma, Inc.:
144A, 9.375%, 3/15/2015		600,000	558,000
144A, 9.875%, 6/15/2015		105,000	80,850
Exopack Holding Corp., 10.0%, 6/1/2018		245,000	256,638
FMG Resources (August 2006) Pty Ltd.:
144A, 6.0%, 4/1/2017		380,000	384,750
144A, 6.875%, 4/1/2022		270,000	272,700
144A, 7.0%, 11/1/2015		390,000	401,700
144A, 8.25%, 11/1/2019		305,000	321,775
Greif, Inc., 7.75%, 8/1/2019		110,000	129,800
Huntsman International LLC:
4.875%, 11/15/2020		245,000	247,450
8.625%, 3/15/2020		350,000	386,750
8.625%, 3/15/2021		140,000	156,450
IAMGOLD Corp., 144A, 6.75%, 10/1/2020		320,000	292,800
Inmet Mining Corp.:
144A, 7.5%, 6/1/2021		600,000	610,500
144A, 8.75%, 6/1/2020		360,000	387,900
Kaiser Aluminum Corp., 8.25%, 6/1/2020		300,000	338,250
KGHM International Ltd., 144A, 7.75%, 6/15/2019		660,000	689,700
LyondellBasell Industries NV, 6.0%, 11/15/2021		120,000	141,863
Novelis, Inc.:
8.375%, 12/15/2017		905,000	977,400
8.75%, 12/15/2020		1,330,000	1,486,275
OI European Group BV, 144A, 6.75%, 9/15/2020	EUR	195,000	293,420
Packaging Dynamics Corp., 144A, 8.75%, 2/1/2016		270,000	282,487
Perstorp Holding AB, 144A, 8.75%, 5/15/2017		200,000	206,500
Polymer Group, Inc., 7.75%, 2/1/2019		310,000	334,025
PolyOne Corp., 144A, 5.25%, 3/15/2023		625,000	642,187
Rain CII Carbon LLC:
144A, 8.0%, 12/1/2018		275,000	291,500
144A, 8.25%, 1/15/2021		200,000	214,000
Sealed Air Corp., 144A, 5.25%, 4/1/2023		55,000	55,550
Viskase Companies, Inc., 144A, 9.875%, 1/15/2018		455,000	485,712
Wolverine Tube, Inc., 6.0%, 6/28/2014 (PIK)		28,867	28,867
			13,433,125
Telecommunication Services 17.9%
Altice Finco SA, 144A, 9.875%, 12/15/2020		245,000	278,075
CenturyLink, Inc., Series V, 5.625%, 4/1/2020		110,000	113,713
Cincinnati Bell, Inc.:
8.25%, 10/15/2017		1,270,000	1,336,675
8.375%, 10/15/2020		1,050,000	1,115,625
8.75%, 3/15/2018		1,295,000	1,327,375
CPI International, Inc., 8.0%, 2/15/2018		135,000	142,763
Cricket Communications, Inc., 7.75%, 10/15/2020		1,610,000	1,605,975
Crown Castle International Corp., 7.125%, 11/1/2019		280,000	303,800
Digicel Group Ltd.:
144A, 8.25%, 9/30/2020		520,000	553,800
144A, 10.5%, 4/15/2018		260,000	282,334
Digicel Ltd.:
144A, 7.0%, 2/15/2020		200,000	207,500
144A, 8.25%, 9/1/2017		1,625,000	1,690,000
ERC Ireland Preferred Equity Ltd., 144A, 7.69%**, 2/15/2017 (PIK)*	EUR	529,971	0
Frontier Communications Corp.:
7.125%, 1/15/2023		1,475,000	1,541,375
7.625%, 4/15/2024		115,000	120,463
8.25%, 4/15/2017		357,000	415,905
8.5%, 4/15/2020		540,000	618,300
8.75%, 4/15/2022		70,000	78,925
Intelsat Jackson Holdings SA:
144A, 5.5%, 8/1/2023 (b)		725,000	710,500
144A, 6.625%, 12/15/2022 (b)		285,000	296,756
7.25%, 10/15/2020		1,235,000	1,339,975
7.5%, 4/1/2021		1,205,000	1,323,994
8.5%, 11/1/2019		620,000	680,450
Intelsat Luxembourg SA:
144A, 7.75%, 6/1/2021		705,000	741,131
144A, 8.125%, 6/1/2023		105,000	112,350
11.25%, 2/4/2017		789,000	834,762
Level 3 Communications, Inc., 8.875%, 6/1/2019		30,000	32,550
MetroPCS Wireless, Inc.:
6.625%, 11/15/2020		260,000	278,200
144A, 6.625%, 4/1/2023		285,000	301,387
7.875%, 9/1/2018		435,000	474,150
Millicom International Cellular SA, 144A, 4.75%, 5/22/2020		835,000	824,562
Pacnet Ltd., 144A, 9.25%, 11/9/2015		441,000	456,435
SBA Communications Corp., 144A, 5.625%, 10/1/2019		215,000	221,450
SBA Telecommunications, Inc., 8.25%, 8/15/2019		97,000	106,215
Sprint Nextel Corp.:
6.0%, 12/1/2016		2,230,000	2,408,400
6.0%, 11/15/2022		380,000	391,400
9.125%, 3/1/2017		180,000	210,600
Syniverse Holdings, Inc., 9.125%, 1/15/2019		65,000	71,013
Telesat Canada, 144A, 6.0%, 5/15/2017		2,560,000	2,675,200
tw telecom holdings, Inc., 5.375%, 10/1/2022		300,000	310,500
Windstream Corp.:
6.375%, 8/1/2023		265,000	261,687
7.0%, 3/15/2019		515,000	525,300
7.5%, 6/1/2022		180,000	190,800
7.5%, 4/1/2023		440,000	462,000
7.75%, 10/15/2020		185,000	197,487
7.75%, 10/1/2021		355,000	381,625
7.875%, 11/1/2017		710,000	816,500
8.125%, 9/1/2018		300,000	325,500
			29,695,482
Utilities 4.1%
AES Corp.:
4.875%, 5/15/2023		115,000	112,987
7.75%, 10/15/2015		638,000	708,180
8.0%, 10/15/2017		440,000	515,900
8.0%, 6/1/2020		480,000	576,000
Calpine Corp.:
144A, 7.5%, 2/15/2021		441,000	478,485
144A, 7.875%, 7/31/2020		486,000	534,600
DPL, Inc., 6.5%, 10/15/2016		1,380,000	1,486,950
Energy Future Holdings Corp., Series Q, 6.5%, 11/15/2024		300,000	219,000
Energy Future Intermediate Holding Co., LLC:
10.0%, 12/1/2020		70,000	79,713
11.0%, 10/1/2021		595,000	657,475
IPALCO Enterprises, Inc.:
5.0%, 5/1/2018		715,000	768,625
144A, 7.25%, 4/1/2016		315,000	352,012
NRG Energy, Inc.:
7.625%, 1/15/2018		210,000	236,775
8.25%, 9/1/2020		75,000	84,094
			6,810,796
Total Corporate Bonds (Cost $182,340,403)			190,800,155

Government & Agency Obligations 3.4%
Sovereign Bonds
Republic of Croatia, 144A, 6.25%, 4/27/2017		690,000	746,380
Republic of Poland, 5.125%, 4/21/2021		2,110,000	2,400,125
Russian Federation, 144A, 5.0%, 4/29/2020		2,165,000	2,408,562
Total Government & Agency Obligations (Cost $4,982,182)			5,555,067

Loan Participations and Assignments 19.5%
Senior Loans** 19.0%
Consumer Discretionary 6.1%
Buffets, Inc., Letter of Credit, First Lien, LIBOR plus 9.25%, 4/22/2015*		59,491	27,812
Burger King Corp., Term Loan B, 3.75%, 9/27/2019		467,650	472,743
Caesars Entertainment Operating Co., Term Loan B6, 5.443%, 1/26/2018		95,807	85,889
Clear Channel Communications, Inc., Term Loan B, 3.844%, 1/29/2016		286,320	266,756
Cumulus Media Holdings, Inc., Second Lien Term Loan, 7.5%, 9/16/2019		375,000	389,687
Goodyear Tire & Rubber Co., Second Lien Term Loan, 4.75%, 4/30/2019		2,390,000	2,411,582
Petco Animal Supplies, Inc., Term Loan, 4.0%, 11/24/2017		409,655	414,264
Pilot Travel Centers LLC:
Term Loan B, 3.75%, 3/30/2018		663,751	656,701
Term Loan B2, 4.25%, 8/7/2019		1,726,325	1,716,398
Tomkins LLC:
First Lien Term Loan, 5.0%, 11/9/2018		413,963	418,965
Term Loan B2, 3.75%, 9/29/2016		2,720,030	2,745,544
Univision Communications, Inc., Term Loan, 4.5%, 3/2/2020		435,702	435,508
			10,041,849
Consumer Staples 2.5%
Albertson's LLC, Term Loan, 5.75% , 3/21/2016		865,000	871,626
Del Monte Foods Co., Term Loan, 4.0%, 3/8/2018		1,051,999	1,059,042
HJ Heinz Co., Term Loan B2, 3.5% , 3/27/2020		1,890,000	1,909,448
Pinnacle Foods Finance LLC, Term Loan G, 3.25%, 4/29/2020		340,000	340,885
			4,181,001
Energy 2.5%
Chesapeake Energy Corp., Term Loan, 5.75%, 12/1/2017		865,000	889,523
NRG Energy, Inc., Term Loan B, 3.25%, 7/2/2018		975,000	970,622
Ruby Western Pipeline Holdings LLC, Term Loan B, 3.5%, 3/27/2020		220,000	221,650
Samson Investment Co., Second Lien Term Loan, 6.0%, 9/25/2018		1,295,000	1,306,733
Tallgrass Operations LLC:
Term Loan, 5.25%, 11/13/2018		718,675	725,862
			4,114,390
Financials 0.0%
Alliance Mortgage Cycle Loan, Term Loan A, 9.5%, 6/1/2010*		466,667	0
Health Care 1.1%
Par Pharmaceutical Companies, Inc., Term Loan B, 4.25%, 9/30/2019		771,130	774,596
Warner Chilcott Co., LLC, Term Loan B2, 4.25%, 3/15/2018		107,556	108,551
Warner Chilcott Corp.:
Incremental Term Loan B1, 4.25%, 3/15/2018		132,129	133,352
Term Loan B1, 4.25%, 3/15/2018		303,532	306,339
WC Luxco SARL, Term Loan B3, 4.25%, 3/15/2018		239,186	241,399
WP Prism, Inc., Term Loan, 6.25%, 5/31/2018		300,000	301,500
			1,865,737
Industrials 1.9%
Buffalo Gulf Coast Terminals LLC, Term Loan, 5.25%, 10/31/2017		497,500	507,450
Transdigm, Inc., Term Loan C, 3.75%, 2/28/2020		1,554,307	1,575,290
WP CPP Holdings LLC, First Lien Term Loan, 4.75%, 12/27/2019		1,147,125	1,151,427
			3,234,167
Information Technology 1.2%
First Data Corp., Term Loan, 4.199%, 3/24/2017		1,945,000	1,944,154
Telecommunication Services 3.7%
Crown Castle International Corp., Term Loan, 3.25%, 1/31/2019		2,955,553	2,970,345
DigitalGlobe, Inc., Term Loan B, 3.75%, 1/31/2020		40,000	40,320
Kabel Deutschland GmbH, Term Loan F1, 3.25%, 2/1/2019		3,040,000	3,046,840
			6,057,505
Sovereign Loan 0.5%
Financials
VTB Bank OJSC, 144A, 6.315%, 2/22/2018		750,000	813,150
Total Loan Participations and Assignments (Cost $32,411,903)			32,251,953

Convertible Bonds 0.9%
Consumer Discretionary 0.2%
Group 1 Automotive, Inc., 3.0%, 3/15/2020		195,000	349,903
Materials 0.7%
GEO Specialty Chemicals, Inc., 144A, 7.5%, 3/31/2015 (PIK)		776,436	1,202,544
Total Convertible Bonds (Cost $964,774)			1,552,447

Preferred Security 0.4%
Materials
Hercules, Inc., 6.5%, 6/30/2029 (Cost $407,049)		810,000	749,250

	Units	Value ($)

Other Investments 0.2%
Consumer Discretionary
AOT Bedding Super Holdings LLC* (c) (Cost $25,000)	75	260,820

	Shares	Value ($)

Common Stocks 0.1%
Consumer Discretionary 0.0%
Buffets Restaurants Holdings, Inc.*	533	3,198
Trump Entertainment Resorts, Inc.*	51	0
Vertis Holdings, Inc.*	520	0
		3,198
Industrials 0.0%
Congoleum Corp.*	14,300	0
Materials 0.1%
GEO Specialty Chemicals, Inc.*	14,091	8,378
GEO Specialty Chemicals, Inc. 144A*	1,283	763
Wolverine Tube, Inc.*	5,489	99,461
		108,602
Total Common Stocks (Cost $302,355)		111,800

Preferred Stock 0.3%
Financials
Ally Financial, Inc. 144A, 7.0% (Cost $427,075)	455	446,099

Warrants 0.0%
Consumer Discretionary 0.0%
Reader's Digest Association, Inc., Expiration Date 2/19/2014*	972	0
Materials 0.0%
GEO Specialty Chemicals, Inc., Expiration Date 3/31/2015*	71,669	42,077
Hercules Trust II, Expiration Date 3/31/2029*	775	11,572
		53,649
Total Warrants (Cost $124,997)		53,649

Cash Equivalents 5.5%
Central Cash Management Fund, 0.07% (d) (Cost $9,156,895)	9,156,895	9,156,895

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $231,142,633)†	145.5	240,938,135
Notes Payable	(45.3)	(75,000,000)
Other Assets and Liabilities, Net	(0.2)	(372,252)
Net Assets	100.0	165,565,883

The following table represents bonds and senior loans that are in default:
Security	Coupon	Maturity Date	Principal Amount		Cost ($)	Value ($)
Alliance Mortgage Cycle Loan*	9.5%	6/01/2010	USD	466,667	467,631	0
Buffets, Inc.*	LIBOR plus 9.25%	4/22/2015	USD	59,491	57,792	27,812
ERC Ireland Preferred Equity Ltd.*	7.69%	2/15/2017	EUR	529,971	721,442	0
Fontainebleau Las Vegas Holdings LLC*	11.0%	6/15/2015	USD	455,000	456,800	0
Hellas Telecommunications Finance SCA*	8.21%	7/15/2015	EUR	294,810	84,504	0
					1,788,169	27,812

* Non-income producing security.

** Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of May 31, 2013.

† The cost for federal income tax purposes was $231,497,798. At May 31, 2013, net unrealized appreciation for all securities based on tax cost was $9,440,337. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $12,123,082 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,682,745.

(a) Principal amount stated in U.S. dollars unless otherwise noted.

(b) When-issued security.

(c) The Fund may purchase securities that are subject to legal or contractual restrictions on resale ("restricted securities"). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund's decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of these securities is uncertain and there may be changes in the estimated value of these securities.

Schedule of Restricted Securities	Acquisition Date	Cost ($)	Value ($)	Value as % of Net Assets
AOT Bedding Super Holdings LLC*	June 2010	25,000	260,820	0.16

(d) Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.

REIT: Real Estate Investment Trust

The Fund can invest in certain Senior Loan agreements that include the obligation to make additional loans in certain circumstances. The Fund reserves against such contingent obligations by segregating cash and liquid securities. At May 31, 2013, the Fund had an unfunded loan commitment of $330,000, which could be extended at the option of the borrower, pursuant to the following loan agreement:
Borrower	Unfunded Loan Commitment ($)	Value ($)	Unrealized Appreciation ($)
Tallgrass Operations LLC, Term Delay Draw, 11/13/2017	330,000	330,000	—

At May 31, 2013, open credit default swap contracts sold were as follows:
Effective/ Expiration Date	Notional Amount ($) (e)		Fixed Cash Flows Received	Underlying Debt Obligation/ Quality Rating (f)	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
6/21/2010 9/20/2013	865,000	1	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	21,649	(4,305)	25,954
6/21/2010 9/20/2013	405,000	2	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	10,136	4,964	5,172
6/21/2010 9/20/2015	1,220,000	3	5.0%	Ford Motor Co., 6.5%, 8/1/2018, BBB-	135,088	(27,925)	163,013
12/20/2011 3/20/2017	440,000	4	5.0%	CIT Group, Inc., 5.5%, 2/15/2019, BB-	63,889	14,106	49,783
12/20/2012 12/20/2017	3,500,000	3	5.0%	Markit Dow Jones CDX North America High Yield Index	243,247	75,739	167,508
9/20/2012 12/20/2017	525,000	5	5.0%	General Motors Corp., 3.3%, 12/20/2017, BB+	76,201	35,547	40,654
Total unrealized appreciation							452,084

(e) The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of buy protection credit default swap contracts entered into by the Fund for the same referenced debt obligation, if any.

(f) The quality ratings represent the higher of Moody's Investors Service, Inc. ("Moody's") or Standard & Poor's Corporation ("S&P") credit ratings and are unaudited.

Counterparties:

1 The Goldman Sachs & Co.

2 Citigroup, Inc.

3 Bank of America

4 Credit Suisse

5 UBS AG

As of May 31, 2013, the Fund had the following open forward foreign currency exchange contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,421,569	USD	1,843,988	6/19/2013	(3,884)	Citigroup, Inc.

Currency Abbreviations
EUR Euro USD United States Dollar

For information on the Fund's policy and additional disclosures regarding credit default swap contracts and forward foreign currency exchange contracts, please refer to Note B in the accompanying Notes to Financial Statements.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2013 in valuing the Fund's investments. For information on the Fund's policy regarding the valuation of investments, please refer to the Security Valuation section of Note A in the accompanying Notes to Financial Statements.
Assets	Level 1	Level 2	Level 3	Total

Fixed Income Investments (g)
Corporate Bonds	$—	$190,771,288	$28,867	$190,800,155
Government & Agency Obligations	—	5,555,067	—	5,555,067
Loan Participations and Assignments	—	32,251,953	0	32,251,953
Convertible Bonds	—	349,903	1,202,544	1,552,447
Preferred Securities	—	749,250	—	749,250
Other Investments	—	—	260,820	260,820
Common Stocks (g)	—	3,198	108,602	111,800
Preferred Stock (g)	—	446,099	—	446,099
Warrants (g)	—	—	53,649	53,649
Short-Term Investments	9,156,895	—	—	9,156,895
Derivatives (h)
Credit Default Swap Contracts	—	452,084	—	452,084
Total	$9,156,895	$230,578,842	$1,654,482	$241,390,219
Liabilities
Derivatives (h)
Forward Foreign Currency Exchange Contracts	$—	$(3,884)	$—	$(3,884)
Total	$—	$(3,884)	$—	$(3,884)

During the period ended May 31, 2013, the amount of transfers between Level 2 and Level 3 was $491. Investments were transferred from Level 2 to Level 3 because of the lack of observable market data due to a decrease in market activity.

Transfers between price levels are recognized at the beginning of the reporting period.

(g) See Investment Portfolio for additional detailed categorizations.

(h) Derivatives include unrealized appreciation (depreciation) on credit default swap contracts and forward foreign currency exchange contracts.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities
as of May 31, 2013 (Unaudited)
Assets
Investments: Investments in non-affiliated securities, at value (cost $221,985,738)	$231,781,240
Investment in Central Cash Management Fund (cost $9,156,895)	9,156,895
Total investments in securities, at value (cost $231,142,633)	240,938,135
Cash	39,292
Foreign currency, at value (cost $57)	58
Deposit from broker on swap contracts	250,000
Receivable for investments sold	1,374,025
Receivable for investments sold — when-issued securities	450,281
Interest receivable	3,318,362
Unrealized appreciation on swap contracts	452,084
Upfront payments paid on swap contracts	130,356
Other assets	3,570
Total assets	246,956,163
Liabilities
Payable for investments purchased	3,330,115
Payable for investments purchased — when-issued securities	2,401,878
Notes payable	75,000,000
Interest on notes payable	141,142
Payable on return of deposit for swap contracts	250,000
Unrealized depreciation on forward foreign currency exchange contracts	3,884
Upfront payments received on swap contracts	32,230
Accrued management fee	121,959
Accrued Trustees' fees	6,977
Other accrued expenses and payables	102,095
Total liabilities	81,390,280
Net assets, at value	$165,565,883

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2013 (Unaudited) (continued)
Net Assets Consist of
Distributions in excess of net investment income	(364,486)
Net unrealized appreciation (depreciation) on: Investments	9,795,502
Swap contracts	452,084
Foreign currency	(4,252)
Accumulated net realized gain (loss)	(43,308,045)
Paid-in capital	198,995,080
Net assets, at value	$165,565,883
Net Asset Value
Net Asset Value per share ($165,565,883 ÷ 16,333,173 outstanding shares of beneficial interest, $.01 par value, unlimited number of shares authorized)	$10.14

The accompanying notes are an integral part of the financial statements.

Statement of Operations
for the six months ended May 31, 2013 (Unaudited)
Investment Income
Income: Interest	$7,224,016
Dividends	14,000
Income distributions — Central Cash Management Fund	5,512
Total income	7,243,528
Expenses: Management fee	703,116
Services to shareholders	17,102
Custodian fee	36,678
Professional fees	45,778
Reports to shareholders	31,781
Trustees' fees and expenses	6,310
Interest expense	553,308
Stock exchange listing fees	11,960
Other	28,989
Total expenses	1,435,022
Net investment income	5,808,506
Realized and Unrealized Gain (Loss)
Net realized gain (loss) from: Investments	2,390,079
Swap contracts	100,126
Foreign currency	(63,712)
2,426,493
Change in net unrealized appreciation (depreciation) on: Investments	484,189
Unfunded loan commitment	(1,650)
Swap contracts	206,224
Foreign currency	58,706
747,469
Net gain (loss)	3,173,962
Net increase (decrease) in net assets resulting from operations	$8,982,468

The accompanying notes are an integral part of the financial statements.

Statement of Cash Flows
for the six months ended May 31, 2013 (Unaudited)
Increase (Decrease) in Cash: Cash Flows from Operating Activities
Net increase (decrease) in net assets resulting from operations	$8,982,468
Adjustments to reconcile net increase (decrease) in net assets resulting from operations to net cash provided (used) by operating activities: Purchases of long-term investments	(78,691,136)
Net purchases, sales and maturities of short-term investments	(653,168)
Net amortization of premium/(accretion of discount)	124,100
Proceeds from sales and maturities of long-term investments	68,888,585
(Increase) decrease in deposit with broker for open swap contracts	(250,000)
(Increase) decrease in interest receivable	64,684
(Increase) decrease in other assets	3,821
(Increase) decrease in receivable for investments sold	306,751
(Increase) decrease in receivable for investments sold — when-issued securities	(287,756)
Increase (decrease) in interest on notes payable	21,810
Increase (decrease) in payable for investments purchased	(1,724,180)
Increase (decrease) in payable for investments purchased — when-issued securities	1,156,878
Increase (decrease) in payable upon return of deposit for swap contracts	250,000
(Increase) decrease in upfront payments paid/received on swap contracts	(109,437)
Increase (decrease) in other accrued expenses and payables	11,304
Change in unrealized (appreciation) depreciation on investments	(484,189)
Change in unrealized (appreciation) depreciation on swaps	(206,224)
Change in unrealized (appreciation) depreciation on forward foreign currency exchange contracts	(61,014)
Change in unrealized (appreciation) depreciation in unfunded commitments	1,650
Net realized (gain) loss from investments	(2,390,079)
Cash provided (used) by operating activities	(5,045,132)
Cash Flows from Financing Activities
Net increase (decrease) in notes payable	11,000,000
Distributions paid (net of reinvestment of distributions)	(5,939,543)
Cash provided (used) by financing activities	5,060,457
Increase (decrease) in cash	15,325
Cash at beginning of period (including foreign currency)	24,025
Cash at end of period (including foreign currency)	$39,350
Supplemental Disclosure
Reinvestment of distributions	$277,906
Interest paid on notes	$(531,498)

The accompanying notes are an integral part of the financial statements.

Statement of Changes in Net Assets
Increase (Decrease) in Net Assets	Six Months Ended May 31, 2013 (Unaudited)	Year Ended November 30, 2012
Operations: Net investment income	$5,808,506	$12,940,826
Net realized gain (loss)	2,426,493	3,131,747
Change in net unrealized appreciation (depreciation)	747,469	12,317,836
Net increase (decrease) in net assets resulting from operations	8,982,468	28,390,409
Distributions to shareholders from: Net investment income	(6,217,449)	(14,504,306)
Fund share transactions: Reinvestment of distributions	277,906	710,050
Net increase (decrease) in net assets from Fund share transactions	277,906	710,050
Increase (decrease) in net assets	3,042,925	14,596,153
Net assets at beginning of period	162,522,958	147,926,805
Net assets at end of period (including distributions in excess of net investment income and undistributed net investment income of $364,486 and $44,457, respectively)	$165,565,883	$162,522,958
Other Information
Shares outstanding at beginning of period	16,305,776	16,233,177
Shares issued to shareholders in reinvestment of distributions	27,397	72,599
Shares outstanding at end of period	16,333,173	16,305,776

The accompanying notes are an integral part of the financial statements.

Financial Highlights
			Years Ended November 30,
	Six Months Ended 5/31/13 (Unaudited)		2012	2011	2010	2009	f	2008	f
Selected Per Share Data
Net asset value, beginning of period	$9.97		$9.11	$9.70	$8.89	$6.06		$10.85
Income (loss) from investment operations: Net investment incomea	.36		.80	.90	1.00	.89		.98
Net realized and unrealized gain (loss)	.19		.95	(.36)	.68	2.80		(4.75)
Total from investment operations	.55		1.75	.54	1.68	3.69		(3.77)
Less distributions from: Net investment income	(.38)		(.89)	(1.13)	(.87)	(.86)		(1.02)
NAV accretion resulting from repurchases of shares at a discount to NAVa	—		—	—	—	.00	***	—
Net asset value, end of period	$10.14		$9.97	$9.11	$9.70	$8.89		$6.06
Market price, end of period	$10.05		$10.10	$9.96	$10.02	$8.18		$5.04
Total Return
Based on net asset value (%)b	5.57	**	19.83	5.70	19.83	66.75		(37.13	)d,e
Based on market price (%)b	3.28	**	11.04	11.76	34.66	83.88		(41.98)
Ratios to Average Net Assets and Supplemental Data
Net assets, end of period ($ millions)	166		163	148	157	143		98
Ratio of expenses before fee reductions (including interest expense) (%)	1.73	*	1.75	1.61	1.79	1.93		2.54
Ratio of expenses after fee reductions (including interest expense) (%)	1.73	*	1.75	1.61	1.79	1.93		2.53
Ratio of expenses after fee reductions (excluding interest expense) (%)	1.07	*	1.09	1.11	1.20	1.27		1.11
Ratio of net investment income (%)	7.02	*	8.21	9.35	10.65	11.91		10.19
Portfolio turnover rate (%)	30	**	49	60	68	59		53
Total debt outstanding at end of period ($ thousands)	75,000		64,000	64,000	65,000	65,000		45,800
Asset coverage per $1,000 of debtc	3,200		3,539	3,311	3,412	3,207		3,137

a Based on average shares outstanding during the period.
b Total return based on net asset value reflects changes in the Fund's net asset value during each period. Total return based on market price reflects changes in market price. Each figure assumes that dividend and capital gain distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the Fund's shares traded during the period.
c Asset coverage equals the total net assets plus borrowings of the Fund divided by the borrowings outstanding at period end.
d Total return would have been lower had certain fees not been reduced.
e Includes a reimbursement from the Advisor to reimburse the effect of a loss incurred in violation of investment restrictions during the period. Excluding this reimbursement, total return would have been 0.16% lower.
f Per share data, including the proportionate impact to market price, have been restated to reflect the effects of a 1 for 2 reverse stock split effective prior to the opening of trading on the NYSE on August 10, 2009.
* Annualized
** Not annualized
*** Amount is less than $.005.

Notes to Financial Statements (Unaudited)

A. Organization and Significant Accounting Policies

DWS High Income Trust (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, diversified management investment company organized as a Massachusetts business trust.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange on each day the exchange is open for trading.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Debt securities and loan participations and assignments are valued at prices supplied by independent pricing services approved by the Fund's Board. If the pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price and loan participations and assignments are valued at the mean of the most recent bid and ask quotations, as applicable, obtained from one or more broker-dealers. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. These securities are generally categorized as Level 2.

Equity securities are valued at the most recent sale price or official closing price reported on the exchange (U.S. or foreign) or over-the-counter market on which they trade and are categorized as Level 1 securities. Securities for which no sales are reported are valued at the calculated mean between the most recent bid and asked quotations on the relevant market or, if a mean cannot be determined, at the most recent bid quotation.

Investments in open-end investment companies are valued at their net asset value each business day and are categorized as Level 1.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and are categorized as Level 2.

Swap contracts are valued daily based upon prices supplied by a Board approved pricing vendor, if available, and otherwise are valued at the price provided by the broker-dealer. Swap contracts are generally categorized as Level 2.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board and are generally categorized as Level 3. In accordance with the Fund's valuation procedures, factors used in determining value may include, but are not limited to, the type of the security; the size of the holding; the initial cost of the security; the existence of any contractual restrictions on the security's disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities); an analysis of the company's or issuer's financial statements; an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold; and with respect to debt securities, the maturity, coupon, creditworthiness, currency denomination and the movement of the market in which the security is normally traded. The value determined under these procedures may differ from published values for the same securities.

Disclosure about the classification of fair value measurements is included in a table following the Fund's Investment Portfolio.

New Accounting Pronouncement. In January 2013, Accounting Standard Update 2013-01 (ASU 2013-01), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, replaced Accounting Standards Update 2011-11 (ASU 2011-11), Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. ASU 2011-11 was intended to enhance disclosure requirements on the offsetting of financial assets and liabilities. The ASU 2013-01 limits the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or (2) subject to an enforceable master netting arrangement or similar agreement. Management is currently evaluating the application of ASU 2013-01 and its impact, if any, on the Fund's financial statements.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the acquisition and disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gain/appreciation and loss/depreciation on investments.

Securities Lending. The Fund may lend securities to certain financial institutions. The Fund retains the benefits of owning the securities it has loaned and continues to receive interest and dividends generated by the securities and to participate in any changes in their market price. The Fund requires the borrowers of the securities to maintain collateral with the Fund consisting of either cash or liquid, unencumbered assets having a value at least equal to the value of the securities loaned. When the collateral falls below specified amounts, the lending agent will use its best efforts to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The Fund may invest the cash collateral into a joint trading account in an affiliated money market fund pursuant to Exemptive Orders issued by the SEC. The Fund receives compensation for lending its securities either in the form of fees or by earning interest on invested cash collateral net of borrower rebates and fees paid to a lending agent. Either the Fund or the borrower may terminate the loan. There may be risks of delay and costs in recovery of securities or even loss of rights in the collateral should the borrower of the securities fail financially. The Fund is also subject to all investment risks associated with the reinvestment of any cash collateral received, including, but not limited to, interest rate, credit and liquidity risk associated with such investments. The Fund had no securities on loan during the six months ended May 31, 2013.

Loan Participations and Assignments. Senior loans are portions of loans originated by banks and sold in pieces to investors. These U.S. dollar-denominated fixed and floating rate loans ("Loans") in which the Fund invests, are arranged between the borrower and one or more financial institutions ("Lenders"). These Loans may take the form of Senior Loans, which are corporate obligations often issued in connection with recapitalizations, acquisitions, leveraged buy-outs and refinancings, and Sovereign Loans, which are debt instruments between a foreign sovereign entity and one or more financial institutions. The Fund invests in such Loans in the form of participations in Loans ("Participations") or assignments of all or a portion of Loans from third parties ("Assignments"). Participations typically result in the Fund having a contractual relationship only with the Lender, not with the borrower. The Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, or any rights of set-off against the borrower, and the Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation. Assignments typically result in the Fund having a direct contractual relationship with the borrower, and the Fund may enforce compliance by the borrower with the terms of the loan agreement. Loans held by the Fund are generally in the form of Assignments, but the Fund may also invest in Participations. All Loan Participations and Assignments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower.

When-Issued/Delayed Delivery Securities. The Fund may purchase or sell securities with delivery or payment to occur at a later date beyond the normal settlement period. At the time the Fund enters into a commitment to purchase or sell a security, the transaction is recorded and the value of the transaction is reflected in the net asset value. The price of such security and the date when the security will be delivered and paid for are fixed at the time the transaction is negotiated. The value of the security may vary with market fluctuations. At the time the Fund enters into a purchase transaction it is required to segregate cash or other liquid assets at least equal to the amount of the commitment.

Certain risks may arise upon entering into when-issued or delayed delivery transactions from the potential inability of counterparties to meet the terms of their contracts or if the issuer does not issue the securities due to political, economic, or other factors. Additionally, losses may arise due to changes in the value of the underlying securities.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders.

Under the Regulated Investment Company Modernization Act of 2010, net capital losses incurred post-enactment may be carried forward indefinitely, and their character is retained as short-term and/or long-term. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

At November 30, 2012, the Fund had a net tax basis capital loss carryforward of approximately $45,301,000, including $40,905,000 of pre-enactment losses, which may be applied against any realized net taxable capital gains of each succeeding year until fully utilized or until November 30, 2013 ($515,000), November 30, 2014 ($3,515,000), November 30, 2015 ($1,318,000), November 30, 2016 ($18,292,000) and November 30, 2017 ($17,265,000), the respective expiration dates, whichever occurs first; and approximately $4,396,000 of post-enactment long-term losses, which may be applied against realized net taxable capital gains indefinitely.

The Fund has reviewed the tax positions for the open tax years as of November 30, 2012 and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain open subject to examination by the Internal Revenue Service.

Distribution of Income and Gains. Distributions from net investment income of the Fund are declared and distributed to shareholders monthly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually. The Fund may also make additional distributions for tax purposes if necessary.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences primarily relate to forward currency contracts, swap contracts, certain securities sold at a loss and premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

The tax character of current year distributions will be determined at the end of the current fiscal year.

Statement of Cash Flows. Information on financial transactions which have been settled through the receipt and disbursement of cash is presented in the Statement of Cash Flows. The cash amount shown in the Statement of Cash Flows represents the foreign currency position and cash position held at the Fund's custodian bank at May 31, 2013.

Contingencies. In the normal course of business, the Fund may enter into contracts with service providers that contain general indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet been made. However, based on experience, the Fund expects the risk of loss to be remote.

Other. Investment transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is recorded on the accrual basis net of foreign withholding taxes. Dividend income is recorded on the ex-dividend date, net of foreign withholding taxes. Realized gains and losses from investment transactions are recorded on an identified cost basis and may include proceeds from litigation. All premiums and discounts are amortized/accreted for financial reporting purposes, with the exception of securities in default of principal.

B. Derivative Instruments

Credit Default Swap Contracts. A credit default swap is a contract between a buyer and a seller of protection against pre-defined credit events for the reference entity. The Fund may enter into credit default swap contracts to gain exposure to an underlying issuer's credit quality characteristics without directly investing in that issuer or to hedge against the risk of a credit event on debt securities. As a seller in the credit default swap contract, the Fund is required to pay the par (or other agreed-upon) value of the referenced entity to the counterparty with the occurrence of a credit event by a third party, such as a U.S. or foreign corporate issuer, on the reference entity, which would likely result in a loss to the Fund. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract provided that no credit event has occurred. If no credit event occurs, the Fund keeps the stream of payments with no payment obligations. The Fund may also buy credit default swap contracts, in which case the Fund functions as the counterparty referenced above. This involves the risk that the contract may expire worthless. It also involves counterparty risk that the seller may fail to satisfy its payment obligations to the Fund with the occurrence of a credit event. When the Fund sells a credit default swap contract it will cover its commitment. This may be achieved by, among other methods, maintaining cash or liquid assets equal to the aggregate notional value of the reference entities for all outstanding credit default swap contracts sold by the Fund. For the six months ended May 31, 2013, the Fund entered into credit default swap contracts to gain exposure to the underlying issuer's credit quality characteristics.

The value of the credit default swap is adjusted daily and the change in value, if any, is recorded daily as unrealized appreciation or depreciation in the Statement of Assets and Liabilities. An upfront payment, if any, made by the Fund is recorded as an asset in the Statement of Assets and Liabilities. An upfront payment, if any, received by the Fund is recorded as a liability in the Statement of Assets and Liabilities. Under the terms of the credit default swap contracts, the Fund receives or makes quarterly payments based on a specified interest rate on a fixed notional amount. These payments are recorded as a realized gain or loss in the Statement of Operations. Payments received or made as a result of a credit event or termination of the contract are recognized, net of a proportional amount of the upfront payment, as realized gains or losses in the Statement of Operations.

A summary of the open credit default swap contracts as of May 31, 2013 is included in a table following the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in credit default swap contracts sold had a total notional value generally indicative of a range from $2,930,000 to $6,955,000.

Forward Foreign Currency Exchange Contracts. The Fund is subject to foreign exchange rate risk in its securities denominated in foreign currencies. Changes in exchange rates between foreign currencies and the U.S. dollar may affect the U.S. dollar value of foreign securities or the income or gains received on these securities. A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. For the six months ended May 31, 2013, the Fund entered into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign currency denominated portfolio holdings and to facilitate transactions in foreign currency denominated securities.

Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain (loss) is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.

A summary of the open forward currency contracts as of May 31, 2013 is included in a table following the the Fund's Investment Portfolio. For the six months ended May 31, 2013, the investment in forward currency contracts short vs. U.S. dollars had a total contract value generally indicative of a range from approximately $1,844,000 to $3,162,000, and the investment in forward currency contracts long vs. U.S. dollars had a total contract value generally indicative of a range from $0 to approximately $617,000.

The following tables summarize the value of the Fund's derivative instruments held as of May 31, 2013 and the related location in the accompanying Statement of Assets and Liabilities presented by primary underlying risk exposure:
Asset Derivative	Swap Contracts
Credit Contracts (a)	$452,084

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized appreciation on swap contracts

Liability Derivative	Forward Contracts
Foreign Exchange Contracts (a)	$(3,884)

The above derivative is located in the following Statement of Assets and Liabilities account:

(a) Unrealized depreciation on forward foreign currency exchange contracts

Additionally, the amount of unrealized and realized gains and losses on derivative instruments recognized in Fund earnings during the six months ended May 31, 2013 and the related location in the accompanying Statement of Operations is summarized in the following tables by primary underlying risk exposure:
Realized Gain (Loss)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$(46,036)	$—	$(46,036)
Credit Contracts (b)	—	100,126	100,126
	$(46,036)	$100,126	$54,090

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Net realized gain (loss) from foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Net realized gain (loss) from swap contracts

Change in Net Unrealized Appreciation (Depreciation)	Forward Contracts	Swap Contracts	Total
Foreign Exchange Contracts (a)	$61,014	$—	$61,014
Credit Contracts (b)	—	206,224	206,224
	$61,014	$206,224	$267,238

Each of the above derivatives is located in the following Statement of Operations accounts:

(a) Change in net unrealized appreciation (depreciation) on foreign currency (Statement of Operations includes both forward currency contracts and foreign currency transactions)

(b) Change in net unrealized appreciation (depreciation) on swap contracts

C. Purchases and Sales of Securities

During the six months ended May 31, 2013, purchases and sales of investment securities (excluding short-term instruments) aggregated $78,691,136 and $68,888,585, respectively.

D. Related Parties

Management Agreement. Under the Investment Management Agreement with Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), an indirect, wholly owned subsidiary of Deutsche Bank AG, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Investment Management Agreement. The Fund pays a monthly management fee based on the Fund's average weekly net assets, computed and accrued daily and payable monthly at the following annual rates:
First $250 million of the Fund's average weekly net assets	.85%
Over $250 million of such assets	.75%

Accordingly, for the six months ended May 31, 2013, the fee pursuant to the Investment Management Agreement was equivalent to an annualized effective rate of 0.85% of the Fund's average weekly net assets.

Service Provider Fees. DWS Investments Service Company ("DISC"), an affiliate of the Advisor, is the transfer agent, dividend-paying agent and shareholder service agent for the Fund. Pursuant to a sub-transfer agency agreement between DISC and DST Systems, Inc. ("DST"), DISC has delegated certain transfer agent, dividend-paying agent and shareholder service agent functions to DST. DISC compensates DST out of the shareholder servicing fee it receives from the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DISC aggregated $10,495, of which $5,371 is unpaid.

Typesetting and Filing Service Fees. Under an agreement with DIMA, DIMA is compensated for providing typesetting and certain regulatory filing services to the Fund. For the six months ended May 31, 2013, the amount charged to the Fund by DIMA included in the Statement of Operations under "reports to shareholders" aggregated $8,190, all of which is unpaid.

Trustees' Fees and Expenses. The Fund paid retainer fees to each Trustee not affiliated with the Advisor, plus specified amounts to the Board Chairperson and Vice Chairperson and to each committee Chairperson.

Affiliated Cash Management Vehicle. The Fund may invest uninvested cash balances in Central Cash Management Fund, which is managed by the Advisor. The Fund indirectly bears its proportionate share of the expenses of Central Cash Management Fund. Central Cash Management Fund does not pay the Advisor an investment management fee. Central Cash Management Fund seeks a high level of current income consistent with liquidity and the preservation of capital.

E. Investing in High-Yield Securities

The Fund's performance could be hurt if a security declines in credit quality or goes into default, or if an issuer does not make timely payments of interest or principal. Because the issuers of high-yield debt securities or junk bonds (debt securities rated below the fourth-highest category) may be in uncertain financial health, the risk of loss from default by the issuer is significantly greater. Prices and yields of high-yield securities will fluctuate over time and, during periods of economic uncertainty, volatility of high-yield securities may adversely affect a fund's net asset value. Because the Fund may invest in securities not paying current interest or in securities already in default, these risks may be more pronounced.

F. Borrowings

During the period covered by the report, the Fund was party to a secured revolving line of credit with a commercial bank (the "Lender") in an amount up to $75,000,000 (the "Credit Facility"). The Credit Facility has an initial scheduled maturity date of June 21, 2013 (the "Initial Scheduled Maturity Date"). Unless the Credit Facility is terminated by either party or not extended by the Lender in accordance with its terms, (i) the Initial Scheduled Maturity Date automatically extends by six months on the date that is six months after June 21, 2012; and (ii) each subsequent Scheduled Maturity Date (as defined in the Credit Facility) automatically extends by six months on each date occurring every six months thereafter. Effective June 21, 2013, the Credit Facility was amended to increase the aggregate facility size to $80,000,000 and to modify the renewal terms as amended. The Credit Facility will automatically be renewed for a six-month period on each day after June 21, 2013 unless it is terminated by either party or not extended by the Lender in accordance with its terms.

Loans under the Credit Facility, at the option of the Fund and subject to certain conditions, typically bear interest with reference to LIBOR (a "LIBOR Loan") or, less frequently, with reference to a base rate (a "Base Rate Loan"). Each LIBOR Loan shall bear interest at a rate per annum equal to the applicable LIBOR rate (as defined in the Credit Facility) plus 1.25% (0.85% effective June 21, 2013). As a general matter, each Base Rate Loan shall bear interest at a rate per annum equal to the greatest of certain specified rates as set forth in the Credit Facility. At May 31, 2013, under the Credit Facility, the outstanding loans balance was $75,000,000. The borrowings were valued at cost, which approximates fair value.

Under the Credit Facility, the weighted average outstanding daily balance of all loans during the six months ended May 31, 2013 was approximately $70,093,000, with a weighted average annual borrowing cost of 1.58%. In addition, a commitment fee was charged to the Fund on the unused portion of the credit lines and is included with "interest expense" in the Statement of Operations.

Leverage involves risks and special considerations for the Fund's stockholders, including the likelihood of greater volatility of net asset value and market price of, and dividends on, the Fund's shares than a comparable portfolio without leverage; the risk that fluctuations in interest rates on such borrowings will reduce the return to stockholders; and the effect of leverage in a declining market, which is likely to cause a greater decline in the net asset value of the Fund's shares than if the Fund were not leveraged, which may result in a greater decline in the market price of the Fund's shares.

Changes in the value of the Fund's portfolio will be borne by the stockholders. If there is a net decrease (or increase) in the value of the Fund's investment portfolio, leverage will decrease (or increase) the net asset value per share to a greater extent than if leverage were not used. It is also possible that the Fund will be required to sell assets at a time when it would otherwise not do so, possibly at a loss, in order to meet payment obligations on borrowings to comply with asset coverage or other restrictions imposed by the Lender. The Fund is subject to certain restrictions on its investments, including asset coverage and portfolio composition requirements, under the terms of the Credit Facility. Such restrictions and covenants contained in the Credit Facility impose asset coverage and portfolio composition requirements that are more stringent than those imposed on the Fund by the 1940 Act.

There is no assurance that the Fund's leveraging strategy will be successful.

G. Share Repurchases

The Board has authorized the Fund to effect periodic repurchases of its outstanding shares in the open market from time to time when the Fund's shares trade at a discount to their net asset value. During the six months ended May 31, 2013 and the year ended November 30, 2012, the Fund did not repurchase shares in the open market.

Dividend Reinvestment Plan

A summary of the Fund's Dividend Reinvestment Plan (the "Plan") is set forth below. Shareholders may obtain a copy of the entire Plan by visiting the Fund's Web site at www.dws-investments.com or by writing or calling DWS Investment Service Company ("DISC") at:

P.O. Box 219066

Kansas City, Missouri 64121-9066

(800) 294-4366

If you wish to participate in the Plan and your shares are held in your own name, simply contact DISC for the appropriate form. If your shares are held in the name of a broker or other nominee, you should contact the broker or nominee in whose name your shares are held to determine whether and how you may participate in the Plan. The Fund's transfer agent and dividend disbursing agent (the "Transfer Agent") will establish a Dividend Investment Account (the "Account") for each shareholder participating in the Plan. The Transfer Agent will credit to the Account of each participant any cash dividends and capital gains distributions (collectively, "Distributions") paid on shares of the Fund (the "Shares"). Shares in a participant's Account are transferable upon proper written instructions to the Transfer Agent. Upon request to the Transfer Agent, a certificate for any or all full Shares in a participant's Account will be sent to the participant.

If, on the record date for a Distribution (the "Record Date"), Shares are trading at a discount from net asset value per Share, funds credited to a participant's Account will be used to purchase Shares (the "Purchase"). The Plan Agent (currently Computershare Inc.) will attempt, commencing five days prior to the Payment Date and ending at the close of business on the Payment Date ("Payment Date" as used herein shall mean the last business day of the month in which such Record Date occurs), to acquire Shares in the open market. If and to the extent that the Plan Agent is unable to acquire sufficient Shares to satisfy the Distribution by the close of business on the Payment Date, the Fund will issue to the Plan Agent, Shares valued at net asset value per Share in the aggregate amount of the remaining value of the Distribution. If, on the Record Date, Shares are trading at a premium over net asset value per Share, the Fund will issue on the Payment Date Shares valued at net asset value per Share on the Record Date to the Transfer Agent in the aggregate amount of the funds credited to the participants' Accounts. The Fund will increase the price at which Shares may be issued under the Plan to 95% of the fair market value of the shares on the Record Date if the net asset value per Share of the Shares on the Record Date is less than 95% of the fair market value of the Shares on the Record Date.

The reinvestment of Distributions does not relieve the participant of any tax that many be payable on the Distributions. The Transfer Agent will report to each participant the taxable amount of Distributions credited to his or her account. Participants will be treated for federal income tax purposes as receiving the amount of the Distributions made by the Fund, which amount generally will be either equal to the amount of the cash distribution the shareholder would have received if the shareholder had elected to receive cash or, for shares issued by the Fund, the fair market value of the shares issued to the shareholder.

The cost of Shares acquired for each participant's Account in connection with a Purchase shall be determined by the average cost per Share, including brokerage commissions, of the Shares acquired in connection with that Purchase. There will be no brokerage charges with respect to Shares issued directly by the Fund as a result of Distributions. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to open market purchases. Brokerage charges for purchasing small amounts of Shares for individual Accounts through the Plan probably will be less than the usual brokerage charges for such transactions, as the Plan Agent will be purchasing Shares for all participants in blocks and prorating the lower commission thus attainable.

A participant may from time to time make voluntary cash contributions to his Account in a minimum amount of $100 (no more than $500 may be contributed per month). Participants making voluntary cash investments will be charged a $0.75 service fee for each such investment and will be responsible for their pro rata share of brokerage commissions. Please contact DISC for more information on voluntary cash contributions.

The Fund reserves the right to amend the Plan, including provisions with respect to any Distribution paid, subsequent to notice thereof sent to participants in the Plan at least ninety days before the record date for such Distribution, except when such amendment is necessary or appropriate to comply with applicable law or the rules or policies of the Securities and Exchange Commission or any other regulatory authority, in which case such amendment shall be effective as soon as practicable. The Plan may be terminated by the Fund.

Shareholders may withdraw from the Plan at any time by giving the Transfer Agent a written notice. A notice of withdrawal will be effective for the next Distribution following receipt of the notice by the Transfer Agent provided the notice is received by the Transfer Agent at least ten days prior to the Record Date for the Distribution. When a participant withdraws from the Plan, or when the Plan is terminated by the Fund, the participant will receive a certificate for full Shares in the Account, plus a check for any fractional Shares based on market price; or, if a participant so desires, the Transfer Agent will notify the Plan Agent to sell his Shares in the Plan and send the proceeds to the participant, less brokerage commissions and a $2.50 service fee.

Shareholders will receive tax information annually for personal records and to assist in preparation of their federal income tax returns.

Additional Information

Automated Information Lines	DWS Investments Closed-End Fund Info Line (800) 349-4281
Web Site	www.dws-investments.com Obtain fact sheets, financial reports, press releases and webcasts when available.
Written Correspondence	Deutsche Investment Management Americas Inc. 345 Park Avenue New York, NY 10154
Legal Counsel	Vedder Price P.C. 222 North LaSalle Street Chicago, IL 60601
Dividend Reinvestment Plan Agent	Computershare Inc. P.O. Box 43078 Providence, RI 02940-3078
Shareholder Service Agent and Transfer Agent	DWS Investments Service Company P.O. Box 219066 Kansas City, MO 64121-9066 (800) 294-4366
Custodian	State Street Bank and Trust Company Lafayette Corporate Center 2 Avenue De Lafayette Boston, MA 02111
Independent Registered Public Accounting Firm	Ernst & Young LLP 200 Clarendon Street Boston, MA 02116
Proxy Voting
The fund's policies and procedures for voting proxies for portfolio securities and information about how the fund voted proxies related to its portfolio securities during the 12-month period ended June 30 are available on our Web site — www.dws-investments.com (click on "proxy voting"at the bottom of the page) — or on the SEC's Web site — www.sec.gov. To obtain a written copy of the fund's policies and procedures without charge, upon request, call us toll free at (800) 728-3337.

Portfolio Holdings
Following the fund's fiscal first and third quarter-end, a complete portfolio holdings listing is filed with the SEC on Form N-Q. This form will be available on the SEC's Web site at www.sec.gov, and it also may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the SEC's Public Reference Room may be obtained by calling (800) SEC-0330. The fund's portfolio holdings as of the month-end are posted on www.dws-investments.com on or after the last day of the following month. More frequent posting of portfolio holdings information may be made from time to time on www.dws-investments.com.

Investment Management
Deutsche Investment Management Americas Inc. ("DIMA" or the "Advisor"), which is part of Deutsche Asset & Wealth Management, is the investment advisor for the fund. DIMA and its predecessors have more than 80 years of experience managing mutual funds and DIMA provides a full range of investment advisory services to both institutional and retail clients.
DIMA is an indirect, wholly owned subsidiary of Deutsche Bank AG. Deutsche Bank AG is a major global banking institution engaged in a wide variety of financial services, including investment management, retail, private and commercial banking, investment banking and insurance.
DWS Investments is the retail brand name in the U.S. for the asset management activities of Deutsche Bank AG and DIMA. As such, DWS is committed to delivering the investing expertise, insight and resources of this global investment platform to American investors.

NYSE Symbol	KHI
CUSIP Number	23337C 208

Privacy Statement
FACTS	What Does DWS Investments Do With Your Personal Information?
Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share and protect your personal information. Please read this notice carefully to understand what we do.

What?
The types of personal information we collect and share can include:
• Social Security number
• Account balances
• Purchase and transaction history
• Bank account information
• Contact information such as mailing address, e-mail address and telephone number

How?
All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information, the reasons DWS Investments chooses to share and whether you can limit this sharing.

Reasons we can share your personal information	Does DWS Investments share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders or legal investigations	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We do not share
For our affiliates' everyday business purposes — information about your transactions and experiences	No	We do not share
For our affiliates' everyday business purposes — information about your creditworthiness	No	We do not share
For non-affiliates to market to you	No	We do not share

Questions?	Call (800) 728-3337 or e-mail us at dws-investments.info@dws.com

Who we are
Who is providing this notice?	DWS Investments Distributors, Inc.; Deutsche Investment Management Americas Inc.; DeAM Investor Services, Inc.; DWS Trust Company; the DWS Funds
What we do
How does DWS Investments protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does DWS Investments collect my personal information?
We collect your personal information, for example. When you:
• open an account
• give us your contact information
• provide bank account information for ACH or wire transactions
• tell us where to send money
• seek advice about your investments

Why can't I limit all sharing?
Federal law gives you the right to limit only
• sharing for affiliates' everyday business purposes — information about your creditworthiness
• affiliates from using your information to market to you
• sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates
Companies related by common ownership or control. They can be financial or non-financial companies. Our affiliates include financial companies with the DWS or Deutsche Bank ("DB") name, such as DB AG Frankfurt and DB Alex Brown.

Non-affiliates
Companies not related by common ownership or control. They can be financial and non-financial companies.
Non-affiliates we share with include account service providers, service quality monitoring services, mailing service providers and verification services to help in the fight against money laundering and fraud.

Joint marketing	A formal agreement between non-affiliated financial companies that together market financial products or services to you. DWS Investments does not jointly market.

Rev. 09/2012

Notes

Notes

Notes

Notes

DWS
INVESTMENTS
Deutsche Bank Group

222 SouthRiverside Plaza
Chicago, IL 60606-5808

HIT-3
(R-027922-2 7/13)

ITEM 2.	CODE OF ETHICS

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT

Not applicable

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not applicable

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS

Not applicable

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Period	(a)	(b)	(c)	(d)
	Total Number of Shares Purchased	Average Price Paid per Share	Total Number of Shares Purchased as Part of Publicly Announced Plans or Programs	Maximum Number of Shares that May Yet Be Purchased Under the Plans or Programs
December 1 through December 31	-	n/a	n/a	n/a
January 1 through January 31	-	n/a	n/a	n/a
February 1 through February 28	-	n/a	n/a	n/a
March 1 through March 31	-	n/a	n/a	n/a
April 1 through April 30	-	n/a	n/a	n/a
May 1 through May 31	-	n/a	n/a	n/a
Total	-	n/a	n/a

The Fund may from time to time repurchase shares in the open market.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There were no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board. The primary function of the Nominating and Governance Committee is to identify and recommend individuals for membership on the Board and oversee the administration of the Board Governance Guidelines. Shareholders may recommend candidates for Board positions by forwarding their correspondence by U.S. mail or courier service to Kenneth C. Froewiss, Independent Chairman, DWS Mutual Funds, P.O. Box 78, Short Hills, NJ 07078.

ITEM 11.	CONTROLS AND PROCEDURES

(a)
The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)
There have been no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 12.	EXHIBITS

	(a)(1)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

	(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

Form N-CSRS Item F

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS High Income Trust

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 29, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 29, 2013